Debt - summary of outstanding notes (Details)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 12,901,000,000			€ 15,597,000,000	€ 14,528,000,000	€ 17,971,000,000
Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,392,000,000				7,825,000,000
Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | SFr			SFr 250,000,000
Coupon %	3.125%	3.125%	3.125%
Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	6.75%	6.75%	6.75%
Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000,000,000
Coupon %	4.75%	4.75%	4.75%
Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,350,000,000
Coupon %	4.75%	4.75%	4.75%
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	3.75%	3.75%	3.75%
Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 7,000,000
Medium Term Note, Others | Top of range
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500,000,000
Coupon %	4.50%	4.50%	4.50%				4.50%	4.50%
Borrowings							€ 1,400,000,000	$ 1,500,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500,000,000
Coupon %	5.25%	5.25%	5.25%				5.25%	5.25%
Borrowings							€ 1,400,000,000	$ 1,500,000,000
Gross amount | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,607,000,000				5,079,000,000
Gross amount | Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0				222,000,000
Gross amount | Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0				1,250,000,000
Gross amount | Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000,000				1,000,000,000
Gross amount | Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,350,000,000				1,350,000,000
Gross amount | Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000				1,250,000,000
Gross amount | Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000				7,000,000
Gross amount | Other Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	2,670,000,000				2,620,000,000
Gross amount | Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,335,000,000				1,310,000,000
Gross amount | Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,335,000,000				1,310,000,000
Hedging effect, accrued interest and amortized cost valuation
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 115,000,000				€ 126,000,000